CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Non-advertising, amortization of deferred revenues from E-House	$ 10,435,000	$ 11,959,000	$ 18,745,000
Change in unrealized gain, tax	0	0	0
Reclassification adjustment for net gain included in net income, tax	$ 0	$ 0	$ 0